Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Segment Information
Details of each segment for the years ended December 31, 2019, 2020 and 2021, are as follows:

	2019
(In millions of Korean won)	Operating revenues		Operating Income		Depreciation and Amortization 1
ICT	￦	18,527,631	￦	634,046	￦	3,229,159
Finance		3,795,185		158,235		27,852
Satellite TV		694,637		69,357		94,992
Others		5,845,973		218,402		357,294

		28,863,426		1,080,040		3,709,297
Elimination		(3,964,237)		(53,070)		(79,805)

Consolidated amount	￦	24,899,189	￦	1,026,970	￦	3,629,492

1	Sum of the amortization of tangible assets, intangible assets, investment properties, and right-of-use assets.

	2020
(In millions of Korean won)	Operating revenues		Operating Income		Depreciation and Amortization 1,2
ICT	￦	18,275,765	￦	809,741	￦	3,233,878
Finance		3,686,430		85,008		53,098
Satellite TV		706,631		71,345		84,931
Others		5,944,093		209,078		346,215

		28,612,919		1,175,172		3,718,122
Elimination		(4,172,272)		(152,839)		(83,838)

Consolidated amount	￦	24,440,647	￦	1,022,333	￦	3,634,284

1	Sum of the amortization of tangible assets, intangible assets, investment properties, and right-of-use assets.

2	Property and equipment and intangible assets associated with ICT reporting segment are ￦ 13,583,173 million.

	2021
(In millions of Korean won)	Operating revenues		Operating Income		Depreciation and Amortization 1,2
ICT	￦	18,734,342	￦	1,170,920	￦	3,217,643
Finance		3,636,260		137,779		48,542
Satellite TV		772,950		76,926		91,306
Others		6,455,905		357,747		355,015

		29,599,457		1,743,372		3,712,506
Elimination		(4,393,798)		(43,975)		(104,869)

Consolidated amount	￦	25,205,659	￦	1,699,397	￦	3,607,637

1	Sum of the amortization of tangible assets, intangible assets, investment properties, and right-of-use assets.
2	Property and equipment and intangible assets associated with ICT reporting segment are ￦ 14,257,680 million.

Summary of Operating Revenues and Non Current Assets by Geographical Regions
Operating revenues for the years ended December 31, 2019, 2020 and 2021 and non-current
assets as at December 31, 2020 and 2021 by geographical regions, are as follows:

(In millions of Korean won)	Operating revenues						Non-current assets 1
Location	2019		2020		2021		2020.12.31		2021.12.31
Domestic	￦	24,832,068	￦	24,368,729	￦	25,114,719	￦	18,934,766	￦	20,627,543
Overseas		67,121		71,918		90,940		18,243		253,638

Total	￦	24,899,189	￦	24,440,647	￦	25,205,659	￦	18,953,009	￦	20,881,181

1	Non-current assets include property and equipment, intangible assets, investment properties and right-of-use assets.